Pruco Life Insurance Company of New Jersey    Diane A. Brand
                                              Assistant General Counsel
                                              Law Department

                                              Pruco Life Insurance Company
                                               of New Jersey
                                              213 Washington Street
                                              Newark, NJ 07102-2992
                                              (973) 802-9750 fax: (973) 802-9560



                                              May 5, 2001


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                  Re: Pruco Life of New Jersey Variable Appreciable Account (Registration No. 33-57186)

Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(b) would not have differed from the Prospectus contained in Post-Effective Amendment No. 13 and (ii) that the text of Post-Effective Amendment No. 13 was filed electronically on April 26, 2001 (Accession No. 0000891554-01-502262).



                                     By:           /s/
                                                 -------------------------
                                                    Diane A. Brand
                                                    Assistant General Counsel
                                                    Pruco Life Insurance Company
                                                     of New Jersey


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